FORM 13F HOLDINGS REPORT

13F-HR
9/30/01
FRANCIS M. REPS
0001073402
x*nmbpg6
REPS FRANCIS M.
NONE
1

TERRY REPS
(520) 684-5334
VULTUREMIN@aol.COM

13F-HR
Form 13F Holdings Report

UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549

	FORM 13F

	FORM 13F COVER PAGE














Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if amendment [ ]; Amendment Number
This amendment (check only one): [ ] is a restatement
                               [ ] adds new holdings entries

Institutional Investment manager filing this Report:

Name:		Francis M. Reps, Investment Advisor
Address: 	1201 Easy Street
		Wickenburg, AZ  85390

13F file Number: 28-7362

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Terry Reps
Title:	Assistant
Phone:	520-684-5334

Signature, place and date of Signing:

Terry Reps      Wickenburg, AZ    November 27, 2001

Report type (check onlyone):

[X] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of other managers Reporting for this manager

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F HOLDINGS REPORT







Report Summary

Number of Other Included Managers	0

Form 13F Table Entry Total	1

Form 13F Table Information Value Total	$101,620,478



NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE	SHARES/	SH/PRN	INVSTMT	OTHER 	VOTING AUTHORITY

							(X$1000)		PRN AM		DSCRETN	MANAGRS	SOLE/SHARED/NONE


ADVAN. MICRO DEV	COM		7903107		 1060   130000	SH	SOLE	       130000
AMER CAP STRAT		COM		24937104	 5067   185000	SH	SOLE	       185000
AMER EXPRESS		COM		25816109	  639	 22000	SH	SOLE		22000
AVON			COM		54303102	 1110	 24000	SH	SOLE		24000
CARDINAL HEALTH		COM		141494108	 1109	 15000	SH	SOLE		15000
CITIGROUP		COM		172967101	  804	 19866	SH	SOLE		19866
CLAYTON HOMES		COM		184190106	  854	 70000	SH	SOLE		70000
COMPAQ			COM		204493100	  415	 50000	SH	SOLE		50000
COMPUTER ASSOC.		COM		204912109	 9039	351200	SH	SOLE	       351200
CONSECO			COM		208464107	  363	 50000	SH	SOLE		50000
DANAHER GROUP		COM		235851102	  708	 15000	SH	SOLE		15000
ENERPLUS RESOURCES      COM             29274D-60-4      3247   220000  SH      SOLE           220000
FLEXTRONICS INTL.	COM		Y2573F102	  628	 38000	SH	SOLE		38000
GENERAL ELECTRIC	COM		369604103	    1	    21	SH	SOLE		   21
HOME DEPOT		COM		437076102	  775	 20200	SH	SOLE		20200
INTEL			COM		458140100	   81	  4000	SH	SOLE		 4000
JOHNSON & JOHNSN	COM		478160104	  866	 16000	SH	SOLE		16000
KROEGER			COM		501044101	 2217	 90000	SH	SOLE	        90000
MEDTRONIC		COM		585055106	 1092	 24000	SH	SOLE		24000
MERCK & CO		COM		589331107	  786	 11800	SH	SOLE		11800
MGIC INVESTMENT		COM		552848103	 1176	 18000	SH	SOLE		18000
MICROSOFT		COM		594918104	  798	 15600	SH	SOLE		15600
NOBLE DRILLING		COM		655042109	 1560	 65000	SH	SOLE		65000
OFFSHORE INC.		COM		G90078109	 1320	 50000	SH	SOLE		50000
PACKAGING CORP.		COM		695156109	  927	 60000	SH	SOLE		60000
PERMIAN BASIN		COM		714236106	20944  3740000	SH	SOLE	      3740000
PFIZER			COM		717081103	  802	 20000	SH	SOLE		20000
PIM			COM		746909100	  231	 38286	SH	SOLE		38286
RAYTHEON		COM		755111309	 3475	100000	SH	SOLE	       100000
RCM STRATEGIC GLBL	COM		74936A101	 4605	430000	SH	SOLE	       430000
SAFEWAY			COM		786514208	  715	 18000	SH	SOLE		18000
SAN JUAN ROYALTY TRUST	COM		798241105	23746  2301000	SH	SOLE	      2301000
SOVEREIGN BANCORP	COM		845905108	  380	 40000	SH	SOLE	        40000
STATE STREET CORP	COM		857511844	  819	 18000	SH	SOLE		18000
TYCO INTERNATNL.	COM		902124106	 5232	115000	SH	SOLE	       115000
UNITED TECHNOLOGIES	COM		913017109	  558	 12000	SH	SOLE		12000
UNIVERSAL HEALTH SER.	COM		913903100	 1220	 25000	SH	SOLE		25000
UNUMPROVIDENT		COM		91529Y106	 1389	 55000	SH	SOLE	        55000
WALMART			COM		931142103	  837	 16900	SH	SOLE		16900
